Restricted cash	12 Months Ended
Mar. 31, 2016
Restricted cash
Restricted cash

11.   Restricted cash

	As at March 31,
	2015	2016
	(in millions of RMB)
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies	997	302
Cash pledged for treasury management activities	1,013	760
Others	287	284

	2,297	1,346